Stock Compensation - Estimated Weighted-Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	73.38%	80.94%	70.10%
Expected term	6 years	6 years	6 years
Risk-free interest rate	1.69%	1.90%	1.69%
Expected dividend yield	0.00%	0.00%	0.00%